UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Heitman US Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2018

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) - 98.96%
Diversified REITs - 4.94%
Empire State Realty Trust, Inc., Class A	22,715	$377,296
Liberty Property Trust	8,220	347,295
Washington Real Estate Investment Trust	6,056	185,616
		910,207
Health Care REITs - 11.48%
CareTrust REIT, Inc.	12,815	226,954
HCP, Inc.	20,193	531,480
Physicians Realty Trust	20,040	337,874
Sabra Health Care REIT, Inc.	9,794	226,437
Ventas, Inc.	1,784	97,014
Welltower, Inc.	10,822	696,071
		2,115,830
Hotel & Resort REITs - 7.08%
Chesapeake Lodging Trust	7,029	225,420
Host Hotels & Resorts, Inc.	24,966	526,783
Summit Hotel Properties, Inc.	12,675	171,493
Sunstone Hotel Investors, Inc.	23,340	381,842
		1,305,538
Industrial REITs - 9.31%
Duke Realty Corporation	15,135	429,380
Prologis, Inc.	18,968	1,285,841
		1,715,221
Office REITs - 12.14%
Boston Properties, Inc.	6,710	825,934
Cousins Properties, Inc.	49,000	435,610
Hudson Pacific Properties, Inc.	13,271	434,227
Kilroy Realty Corporation	7,565	542,335
		2,238,106
Residential REITs - 19.35%
American Campus Communities, Inc.	9,022	371,345
Apartment Investment & Management Company, Class A	14,352	633,354
AvalonBay Communities, Inc.	6,808	1,233,269
Camden Property Trust	4,287	401,134
Essex Property Trust, Inc.	2,191	540,542
Invitation Homes, Inc.	16,858	386,217
		3,565,861
Retail REITs - 17.61%
Brookfield Property REIT, Inc., Class A	7,542	157,854
DDR Corporation	18,008	241,127
Kimco Realty Corporation	17,540	293,620
The Macerich Company	5,855	323,723
Regency Centers Corporation	9,750	630,532
Simon Property Group, Inc.	9,048	1,599,234
		3,246,090
Specialized REITs - 17.05%
CubeSmart	11,113	317,054
CyrusOne, Inc.	7,914	501,748
Digital Realty Trust, Inc.	1,940	218,211
Equinix, Inc.	3,022	1,308,194
Extra Space Storage, Inc.	5,356	464,044
Public Storage	1,650	332,689
		3,141,940
TOTAL REITs
(Cost $18,370,066)		18,238,793

	Shares
SHORT TERM INVESTMENTS - 0.89%
First American Treasury Obligations Fund, Class X, 2.00% (a)	163,632	163,632
Total Short Term Investments
(Cost $163,632)		163,632

Total Investments
(Cost $18,533,698) - 99.85%		18,402,425
Other Assets in Excess Of Liabilities - 0.15%		28,129
Net Assets - 100.00%		$18,430,554

(a)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$18,533,698

Gross unrealized appreciation	341,371
Gross unrealized depreciation	(472,644)
Net unrealized appreciation (depreciation)	$(131,273)

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hieracrchy as of September 30, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
REITs(1)	$18,238,793	$-	$-	$18,238,793
Short Term Investments	163,632	-	-	163,632
	$18,402,425	$-	$-	$18,402,425

(1) Please refer to the Schedules of Investments to view REITs segregated by sub-industry type.

As of September 30, 2018, the Fund did not hold any Level 2 or Level 3 securities. It is the Fund’s policy to record transfers at the end of the reporting period. For the period ended September 30, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/ John Hedrick
John Hedrick, President

Date    11/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
 John Hedrick, President

Date   11/20/2018

By (Signature and Title)* /s/ David Cox
  David Cox, Treasurer
Date    11/20/2018

* Print the name and title of each signing officer under his or her signature.